NorthRoad International Fund
SUMMARY FUND DATA
Investment Objectives/Goals
The NorthRoad International Fund (the “Fund”), formerly known as the Madison Mosaic Small/Mid-Cap Fund, seeks long-term capital appreciation by investing in non-U.S. companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees (USD $)		NorthRoad International Fund
Maximum sales charge (load)		none
Redemption fee	[1]	none
Exchange fee		none
[1]	There will be a $15 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire, if greater.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NorthRoad International Fund
Management fee	[1]	0.80%
Distribution (12b-1) fees		none
Other expenses	[1]	0.35%
Total annual fund operating expenses		1.15%
[1]	The expense information in the table has been restated to reflect current fees.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
NorthRoad International Fund	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of companies with a market capitalization of approximately  $3 billion or greater that are domiciled in countries other than the U.S.  The Fund may invest directly in these securities, or may invest through American Depository Receipts (“ADRs”), which are receipts typically issued by a U.S. financial institution evidencing ownership of underlying securities of foreign corporate issuers.  The Fund expects to have a relatively focused portfolio of between 25-40 holdings, and will invest its assets using a value oriented, bottom-up, fundamental investment process.

Principal Risks

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security's price falls, the share price of the Fund will go down (unless another security's price rises by an offsetting amount).  If the Fund's share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  For example, foreign securities are typically subject to:

•	Fluctuations in currency exchange rates.
•	Higher trading and custody charges compared to securities of U.S. companies.
•	Different accounting and reporting practices than U.S. companies.
•	Less stringent securities regulations than those of the U.S.
•

Potential economic instability.  Differences in gross national product, rate of inflation and industry diversification may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Risk/Return Bar Chart and Table

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As you review the performance data below, please be aware that effective June 30, 2011, the Fund changed its name from the Madison Mosaic Small/Mid-Cap Fund to the NorthRoad International Fund and changed its investment objective and investment policies, and added a subadviser to manage its assets.  As a result, the manner in which the Fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the Fund’s historical performance may not be relevant to current (and future) investors.

Calendar Year Returns[1]

[1] For the periods shown prior to June 30, 2011 in the above chart, the Fund returns reflect the Fund's performance prior to   the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.17% (quarter ended 6-30-09)
Lowest:	-7.80% (quarter ended 3-30-09)

Average Annual Total Returns* (for the periods ended December 31, 2010)
Average Annual Total Returns NorthRoad International Fund		1 Year	Since Inception	Inception Date
Return before taxes		18.42%	23.91%	Jan 1, 2009
After Taxes on Distributions		16.84%	21.41%	Jan 1, 2009
After Taxes on Distributions and Sales		12.80%	19.31%	Jan 1, 2009
MSCI EAFE (reflects no deduction for fees, expenses or taxes)	[1]	7.75%	19.16%
Russell 2500® (reflects no deduction for fees, expenses or taxes)	[1]	26.71%	32.37%
[1]	Effective June 30, 2011, the Russell 2500® Index was replaced with the MSCI EAFE Index as the benchmark against which the Fund measures its performance because Madison believes the new index better reflects the Fund's investment strategies.

* For the periods shown prior to June 30, 2011 in the above chart, the Fund returns reflect the Fund's performance prior to the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	MADISON MOSAIC EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000710977
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jun 30, 2011
NorthRoad International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FUND DATA
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives/Goals
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The NorthRoad International Fund (the “Fund”), formerly known as the Madison Mosaic Small/Mid-Cap Fund, seeks long-term capital appreciation by investing in non-U.S. companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees: (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6100.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of companies with a market capitalization of approximately  $3 billion or greater that are domiciled in countries other than the U.S.  The Fund may invest directly in these securities, or may invest through American Depository Receipts (“ADRs”), which are receipts typically issued by a U.S. financial institution evidencing ownership of underlying securities of foreign corporate issuers.  The Fund expects to have a relatively focused portfolio of between 25-40 holdings, and will invest its assets using a value oriented, bottom-up, fundamental investment process.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk.  The share price of the Fund reflects the value of the securities it holds.  If a security's price falls, the share price of the Fund will go down (unless another security's price rises by an offsetting amount).  If the Fund's share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Foreign Security Risk.  Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.  For example, foreign securities are typically subject to:

•	Fluctuations in currency exchange rates.
•	Higher trading and custody charges compared to securities of U.S. companies.
•	Different accounting and reporting practices than U.S. companies.
•	Less stringent securities regulations than those of the U.S.
•

Potential economic instability.  Differences in gross national product, rate of inflation and industry diversification may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the Fund's share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below demonstrate the variability of the Fund’s returns by showing changes in the Fund’s performance since inception.  This information provides some indication of the risks of investing in the Fund. After the bar chart is a table that compares the Fund’s average annual total returns with those of a broad-based securities market index.  Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As you review the performance data below, please be aware that effective June 30, 2011, the Fund changed its name from the Madison Mosaic Small/Mid-Cap Fund to the NorthRoad International Fund and changed its investment objective and investment policies, and added a subadviser to manage its assets.  As a result, the manner in which the Fund is currently being managed is not similar to the way in which it was previously managed.  Therefore, the Fund’s historical performance may not be relevant to current (and future) investors.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-670-3600
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns[1]
Annual Return 2009	rr_AnnualReturn2009	29.66%
Annual Return 2010	rr_AnnualReturn2010	18.42%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

[1] For the periods shown prior to June 30, 2011 in the above chart, the Fund returns reflect the Fund's performance prior to   the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during the period shown in the bar chart were:
Highest:	20.17% (quarter ended 6-30-09)
Lowest:	-7.80% (quarter ended 3-30-09)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 30, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns* (for the periods ended December 31, 2010)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock

* For the periods shown prior to June 30, 2011 in the above chart, the Fund returns reflect the Fund's performance prior to the change in investment strategy from the Small/Mid-Cap Fund to the NorthRoad International Fund.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Also, actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Updated performance information current to the most recent month-end is available by calling the Fund’s shareholder service department toll-free at 888-670-3600 or the toll-free 24-hour automated information line at 800-336-3063.

NorthRoad International Fund |
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none	[3]
Exchange fee	rr_ExchangeFee	none
Management fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
NorthRoad International Fund | | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.84%
Since Inception	rr_AverageAnnualReturnSinceInception	21.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2009
NorthRoad International Fund | | Return before taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.42%
Since Inception	rr_AverageAnnualReturnSinceInception	23.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2009
NorthRoad International Fund | | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.80%
Since Inception	rr_AverageAnnualReturnSinceInception	19.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2009
NorthRoad International Fund | MSCI EAFE (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	19.16%	[1]
NorthRoad International Fund | Russell 2500® (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	32.37%	[1]
[1]	Effective June 30, 2011, the Russell 2500® Index was replaced with the MSCI EAFE Index as the benchmark against which the Fund measures its performance because Madison believes the new index better reflects the Fund's investment strategies.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	There will be a $15 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire, if greater.